Property, plant and equipment (Details Narrative) - ARS ($) $ in Millions	Jun. 30, 2026	Jun. 30, 2025
General And Administrative Expenses [Member]
Statement [Line Items]
Depreciation charges	$ 2,768	$ 2,265
Costs [Member]
Statement [Line Items]
Depreciation charges	7,084	6,465
Selling Expenses [Member]
Statement [Line Items]
Depreciation charges	$ 19	$ 15